UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21400

Investment Company Act File Number

Eaton Vance Tax-Advantaged Dividend Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Dividend Income Fund

May 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 87.0%

Security	Shares	Value
Aerospace & Defense — 2.2%
Boeing Co. (The)	162,500	$21,978,125
United Technologies Corp.(1)	122,115	14,192,205

		$36,170,330

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	113,598	$6,799,976

		$6,799,976

Banks — 13.6%
Bank of America Corp.(1)	2,087,774	$31,608,898
Citigroup, Inc.(1)	633,660	30,143,206
JPMorgan Chase & Co.(1)	577,970	32,117,793
Natixis	2,335,000	15,919,566
PNC Financial Services Group, Inc. (The)(1)	378,150	32,244,851
Regions Financial Corp.(1)	1,533,070	15,621,983
Skandinaviska Enskilda Banken AB, Class A	1,800,000	24,473,760
Wells Fargo & Co.(1)	787,330	39,980,618

		$222,110,675

Capital Markets — 1.3%
Morgan Stanley(1)	672,908	$20,765,941

		$20,765,941

Chemicals — 2.6%
CF Industries Holdings, Inc.	41,209	$10,026,562
E.I. du Pont de Nemours & Co.	111,663	7,739,362
LyondellBasell Industries NV, Class A	177,623	17,685,922
PPG Industries, Inc.	36,719	7,402,918

		$42,854,764

Communications Equipment — 1.0%
Cisco Systems, Inc.	678,860	$16,713,533

		$16,713,533

Consumer Finance — 2.1%
Discover Financial Services(1)	582,560	$34,446,773

		$34,446,773

Diversified Consumer Services — 1.0%
Sotheby’s	427,613	$16,882,161

		$16,882,161

Diversified Telecommunication Services — 3.3%
AT&T, Inc.	300,000	$10,641,000
TeliaSonera AB	3,750,000	27,791,625
Verizon Communications, Inc.	300,000	14,988,000

		$53,420,625

Electric Utilities — 3.0%
Edison International(1)	448,959	$24,755,599
NextEra Energy, Inc.(1)	248,590	24,202,723

		$48,958,322

Security	Shares	Value
Electrical Equipment — 0.9%
Emerson Electric Co.	214,620	$14,321,593

		$14,321,593

Electronic Equipment, Instruments & Components — 1.3%
Corning, Inc.	1,006,700	$21,442,710

		$21,442,710

Energy Equipment & Services — 0.3%
FMC Technologies, Inc.(2)	70,000	$4,064,200

		$4,064,200

Food & Staples Retailing — 1.5%
Koninklijke Ahold NV	1,384,615	$25,179,120

		$25,179,120

Food Products — 3.4%
Hershey Co. (The)	250,000	$24,335,000
Mondelez International, Inc., Class A(1)	829,541	31,207,332

		$55,542,332

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	439,480	$17,583,595
Covidien PLC(1)	414,640	30,314,330
Medtronic, Inc.	126,020	7,691,001

		$55,588,926

Health Care Providers & Services — 0.4%
UnitedHealth Group, Inc.	75,102	$5,980,372

		$5,980,372

Hotels, Restaurants & Leisure — 0.4%
McDonald’s Corp.(1)	71,969	$7,299,816

		$7,299,816

Industrial Conglomerates — 2.2%
Danaher Corp.	189,502	$14,862,642
General Electric Co.	804,429	21,550,653

		$36,413,295

Insurance — 7.7%
Aflac, Inc.(1)	388,370	$23,779,895
AXA SA	1,244,611	30,761,464
MetLife, Inc.	350,550	17,853,512
SCOR SE	49,325	1,721,169
Swiss Reinsurance Co., Ltd.	336,020	29,902,508
Zurich Insurance Group AG(2)	70,000	21,026,572

		$125,045,120

IT Services — 0.4%
Fidelity National Information Services, Inc.	130,000	$7,039,500

		$7,039,500

Machinery — 1.6%
Caterpillar, Inc.	250,000	$25,557,500

		$25,557,500

Media — 3.2%
Comcast Corp., Class A(1)	411,578	$21,484,372
Walt Disney Co. (The)(1)	365,730	30,724,977

		$52,209,349

Security	Shares	Value
Metals & Mining — 0.9%
Freeport-McMoRan Copper & Gold, Inc.(1)	445,658	$15,174,655

		$15,174,655

Multi-Utilities — 1.5%
Sempra Energy(1)	236,610	$23,743,813

		$23,743,813

Oil, Gas & Consumable Fuels — 11.9%
Chevron Corp.(1)	381,986	$46,904,061
ConocoPhillips	366,098	29,265,874
Devon Energy Corp.	320,000	23,648,000
Exxon Mobil Corp.(1)	417,362	41,957,402
Occidental Petroleum Corp.(1)	181,610	18,104,701
Phillips 66	175,000	14,838,250
Total SA	265,000	18,604,733

		$193,323,021

Pharmaceuticals — 9.0%
AstraZeneca PLC	188,030	$13,584,967
Johnson & Johnson(1)	107,095	10,865,859
Merck & Co., Inc.(1)	609,437	35,262,025
Novartis AG	125,000	11,246,764
Pfizer, Inc.(1)	1,246,890	36,945,351
Roche Holding AG PC	81,760	24,098,939
Sanofi	145,130	15,516,279

		$147,520,184

Real Estate Investment Trusts (REITs) — 2.4%
AvalonBay Communities, Inc.(1)	119,580	$16,961,227
Public Storage, Inc.	132,870	22,904,131

		$39,865,358

Specialty Retail — 1.1%
Home Depot, Inc. (The)(1)	220,760	$17,711,575

		$17,711,575

Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	27,000	$17,091,000
Hewlett-Packard Co.	400,000	13,400,000

		$30,491,000

Thrifts & Mortgage Finance — 0.1%
Federal National Mortgage Association(2)	375,459	$1,663,283

		$1,663,283

Tobacco — 1.0%
Altria Group, Inc.	384,917	$15,997,150

		$15,997,150

Total Common Stocks (identified cost $1,138,617,358)		$1,420,296,972

Preferred Stocks — 29.0%

Security	Shares	Value
Banks — 12.4%
AgriBank FCB, 6.875% to 1/1/24(3)	92,513	$9,601,119
Banco Santander SA, 5.95% to 1/30/19(3)(4)	1,270	1,369,363
Bank of America Corp., Series U, 5.20% to 6/1/23(3)	4,520	4,397,013
Barclays Bank PLC, 8.25% to 12/15/18(3)	11,340	12,523,980
Citigroup, Inc., Series B, 5.90% to 2/15/23(3)	6,060	6,222,912

Security	Shares	Value
Citigroup, Inc., Series K, 6.875% to 11/15/23(3)	58,300	$1,565,501
CoBank ACB, Series F, 6.25% to 10/1/22(3)(4)	94,700	9,822,170
Deutsche Bank Contingent Capital Trust III, 7.60%	204,580	5,650,500
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(4)	13,800	1,445,982
Farm Credit Bank of Texas, Series 1, 10.00%	8,678	10,584,448
First Tennessee Bank, 3.75%(4)(5)	4,660	3,403,256
HSBC Capital Funding LP, Series 2, 10.176% to 6/30/30(1)(3)(4)	4,737	7,214,287
JPMorgan Chase & Co., Series Q, 5.15% to 5/1/23(3)	5,650	5,450,170
JPMorgan Chase & Co., Series R, 6.00% to 8/1/23(3)	4,566	4,733,313
KeyCorp, Series A, 7.75%	81,279	10,564,238
Lloyds Banking Group PLC, 6.657% to 5/21/37(1)(3)(4)	12,213	13,428,610
Regions Financial Corp., Series A, 6.375%	471,632	11,621,012
Royal Bank of Scotland Group PLC, Series 1, 7.648% to 9/30/31(3)	3,985	4,695,014
Societe Generale, 7.875% to 12/18/23(3)(4)	12,875	14,022,484
Standard Chartered PLC, 7.014% to 7/30/37(1)(3)(4)	135.97	15,634,476
SunTrust Banks, Inc., Series E, 5.875%	330,358	7,899,686
Synovus Financial Corp., Series C, 7.875% to 8/1/18(3)	50,429	1,411,129
Texas Capital Bancshares, Inc., 6.50%	274,290	6,684,447
Texas Capital Bancshares, Inc., Series A, 6.50%	47,100	1,151,595
Webster Financial Corp., Series E, 6.40%	187,995	4,625,147
Wells Fargo & Co., Series L, 7.50%	10,588	13,044,416
Zions Bancorporation, Series G, 6.30% to 3/15/23(3)	343,260	8,860,399
Zions Bancorporation, Series J, 7.20% to 9/15/23(3)	4,120	4,421,328

		$202,047,995

Capital Markets — 2.4%
Affiliated Managers Group, Inc., 6.375%	251,053	$6,427,584
Bank of New York Mellon Corp. (The), 5.20%	144,283	3,412,293
Charles Schwab Corp. (The), Series A, 7.00% to 2/1/22(1)(3)	7,065	8,467,599
Goldman Sachs Group, Inc. (The), Series I, 5.95%	171,000	4,069,800
Goldman Sachs Group, Inc. (The), Series J, 5.50% to 5/10/23(3)	349,225	8,388,385
Morgan Stanley, Series G, 6.625%	60,450	1,540,568
State Street Corp., Series D, 5.90% to 3/15/24(3)	253,695	6,634,758

		$38,940,987

Consumer Finance — 1.7%
Ally Financial, Inc., Series A, 8.50% to 5/15/16(3)	187,367	$5,194,282
Capital One Financial Corp., Series B, 6.00%	488,589	11,799,424
Discover Financial Services, Series B, 6.50%	436,750	11,011,516

		$28,005,222

Diversified Financial Services — 3.0%
General Electric Capital Corp., Series A, 7.125% to 6/15/22(3)	91.74	$11,145,539
General Electric Capital Corp., Series B, 6.25% to 12/15/22(3)	50.05	5,647,272
KKR Financial Holdings, LLC, Series A, 7.375%	435,261	11,191,649
RBS Capital Funding Trust VII, Series G, 6.08%	395,086	9,513,671
UBS AG, 7.625%(1)	9,485	11,609,636

		$49,107,767

Electric Utilities — 2.8%
AES Gener SA, 8.375% to 6/18/19(3)(4)	7,010	$7,925,876
Electricite de France SA, 5.25% to 1/29/23(1)(3)(4)	11,800	12,371,562
Entergy Arkansas, Inc., 4.90%	96,455	2,245,598
Entergy Arkansas, Inc., 6.45%	308,409	7,729,501
Entergy Louisiana, LLC, 6.95%	14,484	1,450,664
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	112,500	2,717,156
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	300,395	6,600,429
Southern California Edison Co., Series E, 6.25% to 2/1/22(1)(3)	4,967	5,480,279

		$46,521,065

Food Products — 0.9%
Dairy Farmers of America, 7.875%(4)	94,450	$10,129,763
Ocean Spray Cranberries, Inc., 6.25%(4)	57,835	5,196,116

		$15,325,879

Security	Shares	Value
Insurance — 1.5%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(3)	13,000	$5,200,812
Aspen Insurance Holdings, Ltd., 5.95% to 7/1/23(3)	70,552	1,789,199
Aspen Insurance Holdings, Ltd., 7.401% to 1/1/17(3)	89,150	2,417,748
Endurance Specialty Holdings, Ltd., Series B, 7.50%	185,750	4,929,805
Montpelier Re Holdings, Ltd., 8.875%	359,613	9,813,839

		$24,151,403

Machinery — 1.0%
Stanley Black & Decker, Inc., 5.75%	644,724	$16,198,690

		$16,198,690

Multi-Utilities — 0.3%
DTE Energy Co., Series C, 5.25%	194,047	$4,430,093

		$4,430,093

Pipelines — 0.4%
NuStar Logistics LP, 7.625% to 1/15/18(3)	283,020	$7,662,059

		$7,662,059

Real Estate Investment Trusts (REITs) — 1.5%
American Realty Capital Properties, Inc., 6.70%	120,000	$2,874,000
Cedar Realty Trust, Inc., Series B, 7.25%	188,900	4,760,280
Chesapeake Lodging Trust, Series A, 7.75%	73,431	1,967,217
DDR Corp., Series J, 6.50%	250,000	6,150,000
DDR Corp., Series K, 6.25%	129,500	3,082,424
Sunstone Hotel Investors, Inc., Series D, 8.00%	120,774	3,231,006
Taubman Centers, Inc., Series K, 6.25%	70,600	1,715,227

		$23,780,154

Telecommunications — 0.2%
Centaur Funding Corp., 9.08%(4)	2,402	$3,003,251

		$3,003,251

Thrifts & Mortgage Finance — 0.9%
Elmira Savings Bank FSB (The), 8.998% to 12/31/17(3)	4,750	$4,560,000
EverBank Financial Corp., Series A, 6.75%	391,931	9,766,920

		$14,326,920

Total Preferred Stocks (identified cost $450,182,153)		$473,501,485

Corporate Bonds & Notes — 9.2%

Security	Principal Amount (000’s omitted)	Value
Banks — 2.1%
Banco do Brasil SA, 6.25% to 4/15/24, 10/29/49(3)(4)	$2,400	$2,028,000
Citigroup Capital III, 7.625%, 12/1/36	4,730	5,797,263
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(3)(4)	12,885	13,910,002
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(1)(3)(4)	5,691	7,825,125
Regions Financial Corp., 7.375%, 12/10/37	540	687,118
SunTrust Preferred Capital I, 4.00%, 6/29/49(5)	5,100	4,131,000

		$34,378,508

Chemicals — 0.2%
Sinochem Group, 5.00% to 11/2/18, 12/29/49(3)(4)	$2,350	$2,385,250

		$2,385,250

Diversified Financial Services — 0.9%
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(1)(3)(4)	$16,261	$14,472,290

		$14,472,290

Security	Principal Amount (000’s omitted)	Value
Diversified Telecommunication Services — 0.5%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(3)(4)	$8,049	$8,471,573

		$8,471,573

Electric Utilities — 1.6%
Enel SpA, 8.75% to 9/24/23, 9/24/73(3)(4)	$11,100	$13,014,750
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(1)(3)	13,510	13,603,070

		$26,617,820

Industrial Conglomerates — 0.4%
Hutchison Whampoa International 12, Ltd., 6.00% to 5/7/17, 5/29/49(3)(4)	$5,900	$6,364,625

		$6,364,625

Insurance — 2.6%
Allstate Corp. (The), Series B, 5.75% to 8/15/23, 8/15/53(3)	$7,020	$7,515,787
MetLife, Inc., 10.75% to 8/1/39, 8/1/69(1)(3)	4,575	7,159,875
QBE Capital Funding II, LP, 6.797% to 6/1/17, 6/29/49(3)(4)	3,685	3,823,188
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(1)(3)(4)	6,719	7,241,261
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(1)(3)	16,287	16,225,924

		$41,966,035

Pipelines — 0.9%
DCP Midstream, LLC, 5.85% to 5/21/23, 5/21/43(3)(4)	$9,687	$9,202,650
Energy Transfer Partners, LP, 3.243%, 11/1/66(5)	3,327	3,094,110
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(1)(3)	2,333	2,481,472

		$14,778,232

Total Corporate Bonds & Notes (identified cost $133,202,850)		$149,434,333

Short-Term Investments — 1.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(6)	$20,942	$20,941,647

Total Short-Term Investments (identified cost $20,941,647)		$20,941,647

Total Investments — 126.5% (identified cost $1,742,944,008)		$2,064,174,437

Other Assets, Less Liabilities — (26.5)%		$(432,591,041)

Net Assets — 100.0%		$1,631,583,396

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

(1)	Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2014, the aggregate value of these securities is $193,705,910 or 11.9% of the Fund’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at May 31, 2014.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2014 was $25,611.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	79.9%	$1,649,322,133
France	5.1	104,370,820
Switzerland	4.2	86,274,783
Sweden	2.5	52,265,385
Netherlands	1.6	33,650,693
Ireland	1.5	30,314,330
United Kingdom	1.3	27,013,577
Cayman Islands	1.3	25,593,800
Bermuda	0.9	18,950,591
Italy	0.6	13,014,750
Australia	0.5	11,064,449
Chile	0.4	7,925,876
China	0.1	2,385,250
Brazil	0.1	2,028,000

Total Investments	100.0%	$2,064,174,437

A summary of open financial instruments at May 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
6/30/14	British Pound Sterling 2,727,000	United States Dollar 4,555,999	Standard Chartered Bank	$—	$(14,062)	$(14,062)
6/30/14	British Pound Sterling 2,727,000	United States Dollar 4,556,094	State Street Bank and Trust Co.	—	(13,967)	(13,967)
6/30/14	Euro 47,577,000	United States Dollar 64,678,077	Citibank NA	—	(173,083)	(173,083)
6/30/14	Euro 47,577,000	United States Dollar 64,682,359	Standard Chartered Bank	—	(168,802)	(168,802)
6/30/14	Euro 47,577,000	United States Dollar 64,676,031	State Street Bank and Trust Co.	—	(175,129)	(175,129)

				$—	$(545,043)	$(545,043)

At May 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

At May 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $545,043.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,743,254,180

Gross unrealized appreciation	$343,372,173
Gross unrealized depreciation	(22,451,916)

Net unrealized appreciation	$320,920,257

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$94,102,901	$—	$—	$94,102,901
Consumer Staples	71,539,482	25,179,120	—	96,718,602
Energy	178,782,488	18,604,733	—	197,387,221
Financials	320,092,111	123,805,039	—	443,897,150
Health Care	144,642,533	64,446,949	—	209,089,482
Industrials	119,262,694	—	—	119,262,694
Information Technology	75,686,743	—	—	75,686,743
Materials	58,029,419	—	—	58,029,419
Telecommunication Services	25,629,000	27,791,625	—	53,420,625
Utilities	72,702,135	—	—	72,702,135
Total Common Stocks	$1,160,469,506	$259,827,466 *	$—	$1,420,296,972
Preferred Stocks
Consumer Staples	$—	$15,325,879	$—	$15,325,879
Energy	—	7,662,059	—	7,662,059
Financials	122,317,096	258,043,352	—	380,360,448
Industrials	—	16,198,690	—	16,198,690
Telecommunication Services	—	3,003,251	—	3,003,251
Utilities	4,430,093	46,521,065	—	50,951,158
Total Preferred Stocks	$126,747,189	$346,754,296	$—	$473,501,485
Corporate Bonds & Notes	$—	$149,434,333	$—	$149,434,333
Short-Term Investments	—	20,941,647	—	20,941,647
Total Investments	$1,287,216,695	$776,957,742	$—	$2,064,174,437

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(545,043)	$—	$(545,043)
Total	$—	$(545,043)	$—	$(545,043)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At May 31, 2014, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Dividend Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	July 28, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 28, 2014